UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-01241
Investment Company Act File Number
Eaton Vance Growth Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
September 30
Date of Fiscal Year End
December 31, 2010
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Atlanta Capital Focused Growth Fund
Eaton Vance Atlanta Capital SMID-Cap Fund

Eaton Vance-Atlanta Capital SMID-Cap Fund as of December 31, 2010 (Unaudited)

Eaton Vance-Atlanta Capital SMID-Cap Fund (the Fund), a diversified series of Eaton Vance Growth Trust, invests substantially all of its assets in SMID-Cap Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At December 31, 2010, the value of the Fund’s investment in the Portfolio was $813,271,884 and the Fund owned 99.1% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

SMID-Cap Portfolio	as of December 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.2%

Security	Shares	Value
Auto Components — 2.1%
BorgWarner, Inc.(1)	238,320	$17,244,835

		$17,244,835

Beverages — 2.0%
Constellation Brands, Inc., Class A(1)	752,770	$16,673,855

		$16,673,855

Capital Markets — 7.3%
Affiliated Managers Group, Inc.(1)	335,560	$33,294,263
Greenhill & Co., Inc.	150,130	12,262,619
SEI Investments Co.	612,580	14,573,278

		$60,130,160

Commercial Banks — 4.3%
City National Corp.	235,270	$14,436,167
Cullen/Frost Bankers, Inc.	136,200	8,324,544
Umpqua Holdings Corp.	1,047,000	12,752,460

		$35,513,171

Commercial Services & Supplies — 2.1%
Copart, Inc.(1)	234,970	$8,776,130
Stericycle, Inc.(1)	103,760	8,396,259

		$17,172,389

Construction & Engineering — 2.4%
Jacobs Engineering Group, Inc.(1)	422,400	$19,367,040

		$19,367,040

Containers & Packaging — 2.0%
AptarGroup, Inc.	346,780	$16,496,325

		$16,496,325

Distributors — 2.5%
LKQ Corp.(1)	909,420	$20,662,022

		$20,662,022

Electrical Equipment — 3.8%
Acuity Brands, Inc.	212,440	$12,251,415
AMETEK, Inc.	474,880	18,639,040

		$30,890,455

Electronic Equipment, Instruments & Components — 3.2%
FLIR Systems, Inc.(1)	586,920	$17,460,870
Rofin-Sinar Technologies, Inc.(1)	249,390	8,838,382

		$26,299,252

Energy Equipment & Services — 2.6%
Dril-Quip, Inc.(1)	107,900	$8,385,988
Oceaneering International, Inc.(1)	174,630	12,858,007

		$21,243,995

Health Care Equipment & Supplies — 4.5%
DENTSPLY International, Inc.	726,100	$24,810,837
Varian Medical Systems, Inc.(1)	177,590	12,303,435

		$37,114,272

Security	Shares	Value
Health Care Providers & Services — 3.8%
Henry Schein, Inc.(1)	370,620	$22,752,362
Universal Health Services, Inc., Class B	195,810	8,502,070

		$31,254,432

Household Products — 1.5%
Church & Dwight Co., Inc.	178,490	$12,319,380

		$12,319,380

Industrial Conglomerates — 1.8%
Carlisle Cos., Inc.	360,700	$14,334,218

		$14,334,218

Insurance — 7.1%
HCC Insurance Holdings, Inc.	721,510	$20,880,500
Markel Corp.(1)	99,187	37,505,580

		$58,386,080

IT Services — 1.5%
Jack Henry & Associates, Inc.	424,500	$12,374,175

		$12,374,175

Life Sciences Tools & Services — 4.0%
Bio-Rad Laboratories, Inc., Class A(1)	179,480	$18,638,998
Mettler-Toledo International, Inc.(1)	95,420	14,428,458

		$33,067,456

Machinery — 4.6%
Graco, Inc.	313,500	$12,367,575
IDEX Corp.	477,710	18,688,015
Valmont Industries, Inc.	71,150	6,313,140

		$37,368,730

Marine — 2.5%
Kirby Corp.(1)	472,050	$20,793,802

		$20,793,802

Media — 6.1%
John Wiley & Sons, Inc., Class A	460,660	$20,840,258
Morningstar, Inc.	553,880	29,399,951

		$50,240,209

Professional Services — 3.2%
Equifax, Inc.	411,110	$14,635,516
IHS, Inc.(1)	104,500	8,400,755
Verisk Analytics, Inc., Class A(1)	89,230	3,040,958

		$26,077,229

Real Estate Management & Development — 3.2%
Forest City Enterprises, Inc., Class A(1)	1,543,828	$25,766,489

		$25,766,489

Road & Rail — 1.6%
J.B. Hunt Transport Services, Inc.	309,500	$12,630,695

		$12,630,695

Software — 8.3%
ANSYS, Inc.(1)	395,300	$20,583,271
Blackbaud, Inc.	711,790	18,435,361
FactSet Research Systems, Inc.	131,730	12,351,005
Fair Isaac Corp.	710,540	16,605,320

		$67,974,957

Security	Shares	Value
Specialty Retail — 9.2%
Aaron’s, Inc.	625,745	$12,758,940
CarMax, Inc.(1)	393,510	12,545,099
O’Reilly Automotive, Inc.(1)	447,630	27,045,805
Sally Beauty Holdings, Inc.(1)	876,680	12,738,160
Ulta Salon, Cosmetics & Fragrance, Inc.(1)	307,400	10,451,600

		$75,539,604

Textiles, Apparel & Luxury Goods — 1.0%
Columbia Sportswear Co.	137,670	$8,301,501

		$8,301,501

Total Common Stocks — 98.2% (identified cost $643,314,267)		$805,236,728

Other Assets, Less Liabilities — 1.8%		$15,088,603

Net Assets — 100.0%		$820,325,331

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

The Portfolio did not have any open financial instruments at December 31, 2010.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at December 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$646,523,240

Gross unrealized appreciation	$158,816,316
Gross unrealized depreciation	(102,828)

Net unrealized appreciation	$158,713,488

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2010, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks	$805,236,728	$—	$—	$805,236,728

Total Investments	$805,236,728	$—	$—	$805,236,728

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of September 30, 2010 whose fair value was determined using Level 3 inputs. At December 31, 2010, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance–Atlanta Capital Focused Growth Fund as of December 31, 2010 (Unaudited)

Eaton Vance-Atlanta Capital Focused Growth Fund (the Fund), a non-diversified series of Eaton Vance Growth Trust, invests substantially all of its assets in Focused Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At December 31, 2010, the value of the Fund’s investment in the Portfolio was $39,141,768 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Focused Growth Portfolio	as of December 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.7%

Security	Shares	Value
Air Freight & Logistics — 2.6%
Expeditors International of Washington, Inc.	18,800	$1,026,480

		$1,026,480

Capital Markets — 4.3%
Franklin Resources, Inc.	8,575	$953,626
Lazard, Ltd., Class A	18,550	732,539

		$1,686,165

Chemicals — 4.3%
Monsanto Co.	23,975	$1,669,619

		$1,669,619

Commercial Banks — 4.0%
Wells Fargo & Co.	50,900	$1,577,391

		$1,577,391

Communications Equipment — 8.0%
Acme Packet, Inc.(1)	7,450	$396,042
QUALCOMM, Inc.	55,330	2,738,282

		$3,134,324

Computers & Peripherals — 12.9%
Apple, Inc.(1)	10,560	$3,406,234
Hewlett-Packard Co.	39,471	1,661,729

		$5,067,963

Diversified Financial Services — 3.6%
JPMorgan Chase & Co.	33,020	$1,400,708

		$1,400,708

Electrical Equipment — 2.1%
Cooper Industries PLC, Class A	14,225	$829,175

		$829,175

Energy Equipment & Services — 5.3%
Schlumberger, Ltd.	24,798	$2,070,633

		$2,070,633

Hotels, Restaurants & Leisure — 2.1%
Chipotle Mexican Grill, Inc.(1)	3,835	$815,551

		$815,551

Industrial Conglomerates — 2.3%
3M Co.	10,575	$912,623

		$912,623

Internet & Catalog Retail — 12.6%
Amazon.com, Inc.(1)	6,594	$1,186,920
Netflix, Inc.(1)	14,078	2,473,505
Priceline.com, Inc.(1)	3,150	1,258,582

		$4,919,007

Internet Software & Services — 2.0%
MercadoLibre, Inc.(1)	11,600	$773,140

		$773,140

1

Security	Shares	Value
IT Services — 4.2%
Cognizant Technology Solutions Corp., Class A(1)	12,200	$894,138
MasterCard, Inc., Class A	3,420	766,456

		$1,660,594

Metals & Mining — 2.1%
BHP Billiton, Ltd. ADR	9,000	$836,280

		$836,280

Oil, Gas & Consumable Fuels — 4.1%
Suncor Energy, Inc.	41,525	$1,589,992

		$1,589,992

Pharmaceuticals — 5.9%
Teva Pharmaceutical Industries, Ltd. ADR	44,110	$2,299,454

		$2,299,454

Semiconductors & Semiconductor Equipment — 4.1%
Broadcom Corp., Class A	26,125	$1,137,744
Cree, Inc.(1)	6,925	456,288

		$1,594,032

Software — 8.3%
Activision Blizzard, Inc.	99,604	$1,239,074
salesforce.com, inc.(1)	7,960	1,050,720
VMware, Inc., Class A(1)	10,635	945,558

		$3,235,352

Specialty Retail — 2.9%
Urban Outfitters, Inc.(1)	31,700	$1,135,177

		$1,135,177

Total Common Stocks — 97.7% (identified cost $31,228,460)		$38,233,660

Other Assets, Less Liabilities — 2.3%		$908,228

Net Assets — 100.0%		$39,141,888

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		Non-income producing security.

2

The Portfolio did not have any open financial instruments at December 31, 2010.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at December 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$31,426,066

Gross unrealized appreciation	$6,963,864
Gross unrealized depreciation	(156,270)

Net unrealized appreciation	$6,807,594

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2010, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks	$38,233,660	$—	$—	$38,233,660

Total Investments	$38,233,660	$—	$—	$38,233,660

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of September 30, 2010 whose fair value was determined using Level 3 inputs. At December 31, 2010, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

3

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	February 23, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	February 23, 2011

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	February 23, 2011